Income Taxes - Changes in valuation allowance for deferred tax assets (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Income Tax Disclosure [Abstract]
Increase (decrease) of valuation allowances of certain foreign subsidiaries			¥ (21,610)		¥ 83,838
Reduction of valuation allowances related to to valuation of financial instruments			3,041		3,238
Increase (decrease) in valuation allowances of certain foreign subsidiaries related to valuation of financial instruments	¥ 12,691
Increase (decrease) in valuation allowances of japanese subsidiaries and the company related to investments in subsidiaries and affiliates	4,718
Total, Net change during the year	¥ 17,409	[1]	¥ (24,651)	[2]	¥ 80,600	[3]

[1]	Primarily includes an increase of ¥12,691 million of valuation allowances on deferred tax assets primarily related to valuation of financial instruments of certain foreign subsidiaries. While valuation allowances on deferred tax assets of foreign subsidiaries related to operating loss carryforwards had increases due to foreign exchange, valuation allowances of certain foreign subsidiaries had decreases in operating loss carryforwards due to utilization by improved profitability, resulting in an immaterial net change during the year. In addition, there was an increase of ¥4,718 million of valuation allowances on deferred tax assets related to Japanese subsidiaries and the Company primarily due to an increase of valuation allowances of Investments in subsidiaries and affiliates. In total, ¥17,409 million of allowances increased.
[2]	Primarily includes a decrease of ¥21,610 million of valuation allowances on deferred tax assets of certain foreign subsidiaries primarily due to a decrease in operating loss carryforwards, and a reduction of ¥3,041 million of valuation allowances on deferred tax assets related to Japanese subsidiaries and the Company primarily due to a utilization of loss carryforwards. In total, ¥24,651 million of allowances decreased.
[3]	Primarily includes an increase of ¥83,838 million of valuation allowances on deferred tax assets of certain foreign subsidiaries primarily due to an increase in operating loss carryforwards, and a reduction of ¥3,238 million of valuation allowances on deferred tax assets related to Japanese subsidiaries and the Company primarily due to a utilization of loss carryforwards. In total, ¥80,600 million of allowances increased.